Non-Cash Share-Based Compensation - Summary of Share Options (Details) - Share Options - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Shares, Outstanding as of December 31, 2020	3,687,086
Number of Shares, Granted	408,216
Number of Shares, Canceled or Forfeited	(116,742)
Number of Shares, Outstanding as of March 31, 2021	3,978,560	3,687,086
Number of Shares, Exercisable as of March 31, 2021	424,170
Number of Shares, Vested and expected to vest as of March 31, 2021	3,978,560
Weighted Average Exercise Price, Outstanding as of December 31, 2020	$ 13.03
Weighted Average Exercise Price, Granted	13.58
Weighted Average Exercise Price, Canceled or Forfeited	16.02
Weighted Average Exercise Price, Outstanding as of March 31, 2021	14.63	$ 13.03
Weighted Average Exercise Price, Exercisable as of March 31, 2021	13.86
Weighted Average Exercise Price, Vested and expected to vest as of March 31, 2021	$ 14.63
Weighted Average Remaining Contractual Term (in years), Outstanding	9 years 4 months 17 days	9 years 7 months 2 days
Weighted Average Remaining Contractual Term (in years), Vested and expected to vest as of March 31, 2021	9 years 4 months 17 days
Aggregate Intrinsic Value, Outstanding as of December 31, 2020		$ 9,931